ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION
Organization.
GE Vernova (the Company, GE Vernova, our, we, or us) was a
carve-out
business of General Electric Company, which is now known as GE Aerospace (GE or Parent). GE Vernova LLC was formed as a Delaware limited liability corporation on February 28, 2023 for the purpose of receiving, pursuant to a reorganization, all of the assets of GE Vernova. The Company had issued 100 shares in exchange for $1.00, all of which were held by GE as of March 31, 2024. On April 1, 2024, GE Vernova LLC converted into a Delaware corporation pursuant to a statutory conversion and was renamed GE Vernova Inc. On April 2, 2024 (the Distribution Date), GE completed the previously announced spin-off
of GE Vernova (the
Spin-Off).
The
Spin-Off
was completed through a distribution of all the Company’s outstanding common stock to holders of record of GE’s common stock as of the close of business on March 19, 2024 (the Distribution), which resulted in the issuance of approximately 274 million shares of common stock. As a result of the Distribution, the Company became an independent public company. Our common stock is listed under the symbol “GEV” on the New York Stock Exchange.
Unless the context otherwise requires, references to the Company, GE Vernova, our, we, and us, refer to (i) GE’s renewable energy, power and digital businesses prior to the
Spin-Off
and (ii) GE Vernova Inc. and its subsidiaries following the
Spin-Off.
Basis of Presentation.
The unaudited combined financial statements have been derived from the consolidated financial statements and accounting records of GE, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by GE. These unaudited combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, stand-alone entity during the periods presented.
We have prepared the accompanying unaudited combined financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (SEC) applicable to interim financial statements. Accordingly, certain information related to our significant accounting policies and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) have been condensed or omitted. These unaudited combined financial statements reflect, in the opinion of management, all material adjustments (which include only normally recurring adjustments) necessary to fairly state, in all material respects, our financial position, results of operations, and cash flows for the periods presented. These unaudited combined financial statements should be read in conjunction with our audited combined financial statements, corresponding notes and significant accounting policies for the year ended December 31, 2023, included in our information statement dated March 8, 2024, which was furnished as Exhibit 99.1 to a Current Report on Form
8-K
furnished with the SEC on March 8, 2024 (the Information Statement). The information presented in tables throughout the footnotes is presented in millions of U.S. dollars unless otherwise stated. Certain columns and rows may not add due to the use of rounded numbers. Percentages presented are calculated from the underlying numbers in millions.
All intercompany balances and transactions within the Company have been eliminated in the combined financial statements. As described in Note 22, transactions between the Company and GE have been included in these combined financial statements. Certain financing transactions with GE are deemed to have been settled immediately through Net parent investment in the Combined Statement of Financial Position and are accounted for as a financing activity in the Combined Statement of Cash Flows as Transfers from (to) Parent.
The Combined Statement of Financial Position reflects all of the assets and liabilities of GE that are specifically identifiable as being directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents GE’s historical investment in the Company and includes accumulated net income and losses attributable to the Company and the net effect of transactions with GE and its subsidiaries.

GE used a centralized approach to cash management and financing of its operations. These arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, stand-alone entity during the periods presented. The GE centralized cash management arrangements are excluded from the asset and liability balances in the Combined Statement of Financial Position. These amounts have instead been included in Net parent investment as a component of equity. GE’s third-party debt and, unless specifically attributable, the related interest expense, has not been attributed to the Company because the Company is not the legal obligor of the debt and the borrowings are not specifically identifiable to the Company. See Note 22 for further information.
The Combined Statement of Income (Loss) includes expense allocations for certain corporate, infrastructure, and shared services expenses provided by GE on a centralized basis (GE Corporate Costs), including, but not limited to, finance, supply chain, human resources, information technology, insurance, employee benefits, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount, revenue, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by GE Vernova during the periods presented. However, the GE Corporate Costs allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity, nor are they indicative of the Company’s future expenses. See Note 22 for further information.

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION
Organization.
GE Vernova (the “Company,” “GE Vernova,” “our,” or “we”) is a carve-out business of General Electric Company (“GE” or “Parent”). On November 9, 2021, GE announced a strategic plan to form three industry-leading, global public companies focused on the growth sectors of aviation, healthcare, and energy (the “Separation”).
GE Vernova is a global leader in the electric power industry, with products and services that generate, transfer, orchestrate, convert, and store electricity. We design, manufacture, deliver, and service technologies to create a more reliable and sustainable electric power system, enabling electrification and decarbonization, underpinning the progress and prosperity of the communities we serve. We report our financial results across three business segments:

•	Our Power segment includes design, manufacture, and servicing of gas, nuclear, hydro, and steam technologies, providing a critical foundation of dispatchable, flexible, stable, and reliable power.

•	Our Wind segment includes our wind generation technologies, inclusive of onshore and offshore wind turbines and blades.

•
Our
Electrification
segment includes grid solutions, power conversion, electrification software, and solar and storage solutions technologies required for the transmission, distribution, conversion, storage, and orchestration of electricity from point of generation to point of consumption.

Basis of Presentation.
The combined financial statements have been derived from the consolidated financial statements and accounting records of GE, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by GE. These combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, stand-alone entity during the periods presented.
The combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and present the historical results of operations, comprehensive income and losses, and cash flows for the years ended December 31, 2023, 2022 and 2021 and the financial position as of December 31, 2023 and 2022. The information presented in tables throughout the footnotes is presented in millions of U.S. dollars unless otherwise stated.
All intercompany balances and transactions within the Company have been eliminated in the combined financial statements. As described in Note 22, transactions between the Company and GE have been included in these combined financial statements. Certain financing transactions with GE are deemed to have been settled immediately through Net parent investment in the Combined Statement of Financial Position and are accounted for as a financing activity in the Combined Statement of Cash Flows as Transfers (to) from Parent.
The Combined Statement of Financial Position reflects all of the assets and liabilities of GE that are specifically identifiable as being directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents GE’s historical investment in the Company and includes accumulated net income and losses attributable to the Company and the net effect of transactions with GE and its subsidiaries.

GE uses a centralized approach to cash management and financing of its operations. These arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, stand-alone entity during the periods presented. The GE centralized cash management arrangements are excluded from the asset and liability balances in the Combined Statement of Financial Position. These amounts have instead been included in Net parent investment as a component of equity. GE’s third-party debt and, unless specifically attributable, the related interest expense, has not been attributed to the Company because the Company is not the legal obligor of the debt and the borrowings are not specifically identifiable to the Company. See Note 22 for further information.
The Combined Statement of Income (Loss) includes expense allocations for certain corporate, infrastructure, and shared services expenses provided by GE on a centralized basis (“GE Corporate Costs”), including, but not limited to, finance, supply chain, human resources, information technology, insurance, employee benefits, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount, revenue, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by GE Vernova during the periods presented. However, the GE Corporate Costs allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity, nor are they indicative of the Company’s future expenses. See Note 22 for further information.